Provisions (Tables)	6 Months Ended
Jun. 30, 2024
Provisions [Abstract]
Schedule of Provisions	Provisions
	Onerous contract provisions	Warranties	Total
	€’000	€’000	€’000
At January 1, 2023	8,403	-	8,403
Provisions made during the year	-	-	-
Provisions used during the year	(4,972)	-	(4,972)
Provisions reversed during the year	(2,822)	-	(2,822)
Transfers	(197)	197	-
At December 31, 2023	412	197	609
Movements during the period	-	-	-
At June 30, 2024	412	197	609